Business, Going Concern and Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Basis of Presentation & Going Concern (Textual)
Planned CXAU platform-overview, description	The Company is developing products and technology solutions for global payments and the financial industry.
Net loss	$ (4,850,379)	$ (4,023,967)
Depreciation expense	1,993	249
Advertising expense	$ 8,994	$ 0
Convertible shares not included in the computation of diluted loss per share	0	145,712,968
Current operating account	$ 8,000
Stock issue of new shares	482,000
Mr. Goode [Member]
Basis of Presentation & Going Concern (Textual)
Stock issue of new shares	750,000
Maximum [Member]
Basis of Presentation & Going Concern (Textual)
Property and Equipment estimated useful lives	5 years
Minimum [Member]
Basis of Presentation & Going Concern (Textual)
Property and Equipment estimated useful lives	3 years